GOING CONCERN	1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
GOING CONCERN

NOTE 20 – GOING CONCERN

The accompanying Consolidated Financial Statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. As reflected in the accompanying Consolidated Financial Statements, during the three months ending March 31, 2021, the Company incurred a net loss of $1,819,543, used cash in operations of $312,712 and had a stockholders’ deficit of $4,126,416 as of March 31, 2021. In the year ending December 31, 2020, the Company incurred a net loss of $3,125,595, used cash in operations of $1,370,123 and had a stockholders’ deficit of $4,244,153 as of December 31, 2020.

The Company attributes this increase to losses incurred from corporate related expenses. During the first quarter of fiscal 2021, the Company signed a Securities Purchase Agreement, whereas, the Company incurred interest expense to warrants on a convertible note and a loss on the derivatives, which were integral to the growth of the Company. In addition, the Company attributes the increase to costs related to our Beverages Segment of selling, general and administrative expenses, specifically salaries, which are integral to the success of the Company. The Company continues to be impacted by the COVID-19 pandemic during the first quarter of the 2021 fiscal year as the Company makes an effort to sign more favorable agreements with larger, reputable tier 1 and mid-size distributors and grocery chains. These contracts saw unforeseen delays and were additionally impacted by the COVID-19 pandemic during the 2020 fiscal year. The COVID-19 delayed the Company’s launch of a variety of new products during most of the 2020 fiscal year – drinks and non-drink line broadening items. Despite the increase, the Company realized an increase in sales in the first quarter of fiscal 2021 over the previous first quarter of fiscal 2020. The Company attributes this to the acquisition of S and S Beverage, Inc. which has added to the Company’s portfolio. In addition, the Company has signed more favorable with larger, reputable tier 1 and mid-size distributors and grocery chain that saw unforeseen delays and were impacted by the COVID-19 pandemic. We expect that revenue will increase in the remaining three quarters of fiscal year 2021 as distribution related to our current distributors affected by COVID-19 that have resumed distribution will continue to see fewer impacts from the COVID-19 pandemic going forward. The Company will continue to sign favorable agreements with larger, tier 1 and mid-size distributors in our Beverages Segment during fiscal 2021.

As a result, the Company’s continuation as a going concern is dependent on the ability to obtain additional financing until we can generate sufficient cash flow from operations to meet our obligations. We intend to continue to seek additional debt or equity financing to continue our operations. There is no assurance that we will ever be profitable or that debt or equity financing will be available to us in the amounts, on terms, and at times deemed acceptable to us, if at all. The issuance of additional equity securities by us would result in a significant dilution in the equity interests of our current stockholders. Obtaining commercial loans, assuming those loans would be available, would increase our liabilities and future cash commitments. If we are unable to obtain financing in the amounts and on terms deemed acceptable to us, we may be unable to continue our business, as planned, and as a result may be required to scale back or cease operations for our business, the result of which would be that our stockholders would lose some or all of their investment. The accompanying Consolidated Financial Statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

NOTE 20 – GOING CONCERN

The accompanying Consolidated Financial Statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. As reflected in the accompanying Consolidated Financial Statements, during the year ending December 31, 2020, the Company incurred a net loss of $3,125,595, used cash in operations of $1,370,123 and had a stockholders’ deficit of $4,244,153 as of December 31, 2020. In the year ending December 31, 2019, the Company incurred a net loss of $1,787,669 and used cash in operations of $1,228,699 and had a stockholders’ deficit of $1,990,976 as of December 31, 2019.

The Company attributes this decrease in sales to the discontinuation of smaller distributor agreements in an effort to sign more favorable agreements with larger, reputable tier 1 and mid-size distributors and grocery chains. These contracts saw unforeseen delays and were additionally impacted by the COVID-19 pandemic during the fiscal year. The COVID-19 delayed the Company’s launch of a variety of new products during most of the 2020 fiscal year – drinks and non-drink line broadening items. We expect that revenue will increase in fiscal year 2021 as distribution related to our current distributors affected by COVID-19 that have resumed distribution will continue to see fewer impacts from the COVID-19 pandemic going forward. Despite the impact from COVID-19 on our revenues in the fiscal year 2020, we still anticipate to sign larger, more favorable agreements with larger, tier 1 and mid-size distributors in our Beverage Segment during fiscal 2021.

As a result, the Company’s continuation as a going concern is dependent on the ability to obtain additional financing until we can generate sufficient cash flow from operations to meet our obligations. We intend to continue to seek additional debt or equity financing to continue our operations. There is no assurance that we will ever be profitable or that debt or equity financing will be available to us in the amounts, on terms, and at times deemed acceptable to us, if at all. The issuance of additional equity securities by us would result in a significant dilution in the equity interests of our current stockholders. Obtaining commercial loans, assuming those loans would be available, would increase our liabilities and future cash commitments. If we are unable to obtain financing in the amounts and on terms deemed acceptable to us, we may be unable to continue our business, as planned, and as a result may be required to scale back or cease operations for our business, the result of which would be that our stockholders would lose some or all of their investment. The accompanying Consolidated Financial Statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

S and S Beverage [Member]
GOING CONCERN

NOTE 8 – GOING CONCERN

The accompanying Consolidated Financial Statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. As reflected in the accompanying Consolidated Financial Statements, during the one month ended January 31, 2021, the Company incurred a net loss of $3,467, used cash in operations of $26,696 and had a stockholders’ deficit of $659,519 as of January 31, 2021. As reflected in the accompanying Consolidated Financial Statements, during the year ended December 31, 2020, the Company incurred a net loss of $628,469, used cash in operations of $584,438 and had a stockholders’ deficit of $656,052 as of December 31, 2020.

The Company attributes this loss to the Company being impacted by the COVID-19 pandemic during the fiscal year 2020 and during the first month of fiscal year 2021. The COVID-19 delayed the distribution of products during most of 2020 – drink line broadening items. In addition, the Company finalized its acquisition in January 2021, and sales were reduced during this time. See Note 9, Subsequent Events.

As a result, the Company’s continuation as a going concern is dependent on the ability to obtain additional financing until we can generate sufficient cash flow from operations to meet our obligations. Were we not acquired, we would have continued to seek additional debt or equity financing to continue our operations. There is no assurance that we will ever be profitable or that debt or equity financing would have been available to us in the amounts, on terms, and at times deemed acceptable to us, if at all. Obtaining commercial loans, assuming those loans would have been available, would have increased our liabilities and future cash commitments. If we were unable to obtain financing or be acquired in the amounts and on terms deemed acceptable to us, we would have been unable to continue our business, as planned, and as a result might have been required to scale back or cease operations for our business, the result of which would be that our stockholders would have lost some or all of their investment. The accompanying Financial Statements do not include any adjustments that might be necessary if the Company were unable to continue as a going concern.

NOTE 8 – GOING CONCERN

The accompanying Consolidated Financial Statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. As reflected in the accompanying Consolidated Financial Statements, during the year ended December 31, 2020, the Company incurred a net loss of $628,469, used cash in operations of $584,438 and had a stockholders’ deficit of $656,052 as of December 31, 2020. In the year ending December 31, 2019, the Company incurred a net loss of $774,792, used cash in operations of $486,613 and had a stockholders’ deficit of $52,583 as of December 31, 2019.

The Company attributes this loss to an increase in general and administrative expenses, primarily wages and salaries, which are essential and integral to our success; sales and marketing; and professional fees. In addition, the Company was impacted by the COVID-19 pandemic at the end of the third quarter. The COVID-19 delayed the distribution of products during most of the first three quarters of 2020 – drink line broadening items. We expect that revenue will remain consistent in the last quarter of fiscal 2020 with the third quarter as distribution related to our current distributors affected by COVID-19 that have resumed distribution, will continue to see impacts from the COVID-19 pandemic.

As a result, the Company’s continuation as a going concern is dependent on the ability to obtain additional financing until we can generate sufficient cash flow from operations to meet our obligations. We intend to continue to seek additional debt or equity financing to continue our operations. In addition, we seek to be acquired and enter into an acquisition agreement. There is no assurance that we will ever be profitable or that debt or equity financing will be available to us in the amounts, on terms, and at times deemed acceptable to us, if at all. Obtaining commercial loans, assuming those loans would be available, would increase our liabilities and future cash commitments. If we are unable to obtain financing or be acquired in the amounts and on terms deemed acceptable to us, we may be unable to continue our business, as planned, and as a result may be required to scale back or cease operations for our business, the result of which would be that our stockholders would lose some or all of their investment. The accompanying Financial Statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.